Estimated Future Gross Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Japanese plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2015	¥ 46,670
2016	47,386
2017	48,683
2018	50,984
2019	53,616
2020-2024	298,741
Foreign plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2015	23,297
2016	24,904
2017	26,797
2018	29,143
2019	32,020
2020-2024	¥ 198,433